QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 3/31

Date of reporting period: 12/31/2016

ITEM 1. SCHEDULE OF INVESTMENTS

PERKINS DISCOVERY FUND
SCHEDULE OF INVESTMENTS - (unaudited)
December 31, 2016

	Shares	Fair Value

COMMON STOCKS - 97.03%

AMBULATORY HEALTH CARE SERVICES - 6.29%
U.S. Physical Therapy, Inc.	6,250	$438,750

COMPUTER PROGRAMMING - 2.15%
USA Technologies, Inc.	35,000	150,500

FOOD MANUFACTURING - 12.08%
Craft Brew Alliance, Inc.	12,000	202,800
Inventure Foods, Inc.	65,000	640,250

		843,050

HEALTH CARE MANUFACTURING - 17.42%
AtriCure, Inc.	25,000	489,250
Cardiovascular Systems, Inc.	30,000	726,300

		1,215,550

HEALTH CARE DRUGS/SERVICES - 13.42%
BioScrip, Inc.	55,000	57,200
Depomed, Inc.	25,000	450,500
NeoGenomics, Inc.	50,000	428,500

		936,200

HEALTH CARE SUPPLIES - 13.86%
AxoGen Corp.	55,000	495,000
Cogentrix Medical, Inc.	55,000	110,550
IRIDEX Corp.	12,500	175,750
Merit Medical Systems, Inc.	7,000	185,500

		966,800

HEALTH CARE SUPPORT - 9.50%
BioTelemetry, Inc.	15,000	335,250
Rockwell Medical, Inc.	50,000	327,500

		662,750

IT SERVICES - 1.88%
Perficient, Inc.	7,500	131,175

OIL & GAS - 5.11%
Synergy Resources Corp.	40,000	356,400

POLLUTION CONTROL EQUIPMENT - 0.92%
LiqTech International, Inc.	100,000	64,000

SOFTWARE SERVICES - 12.27%
Digital Turbine, Inc.	50,000	33,750
ePlus, Inc.	5,000	576,000
InnerWorkings, Inc.	25,000	246,250

		856,000

TELECOMMUNICATIONS - 2.13%
Ooma, Inc.	16,500	148,500

TOTAL COMMON STOCKS - 97.03%		6,769,675

PERKINS DISCOVERY FUND
SCHEDULE OF INVESTMENTS - (unaudited)
December 31, 2016

	Shares	Fair Value

MONEY MARKET FUND - 3.04%
Fidelity Prime Fund #690 Money Market Fund 0.43%*	211,777	$211,777

TOTAL INVESTMENTS - 100.07%		6,981,452
Liabilities, in excess of other assets - (0.07)%		(5,029)

NET ASSETS - 100.00%		$6,976,423

*Effective 7 day yield as of December 31, 2016

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$6,769,675	-	-	$6,769,675
Money Market	211,777	-	-	211,777

	$6,981,452	-	-	$6,981,452

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2016.

At December 31, 2016, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $3,620,352 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,742,013
Gross unrealized depreciation	(380,913)

Net unrealized appreciation	$3,361,100

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ John Pasco, III John Pasco, III Principal Executive Officer
Date:	February 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John Pasco, III John Pasco, III Principal Executive Officer
Date:	February 21, 2017

By:	/s/ Karen Shupe Karen Shupe Principal Financial Officer
Date:	February 21, 2017